BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS
14.
BANK BORROWINGS

	Year ended December 31,
	2024	2025
	RMB	RMB
Bank borrowings:
Short-term borrowings	—	70,401
Long-term borrowings, current portion	—	84,642
Long-term borrowings, non-current portion	—	516,000
Total borrowings	—	671,043

In March 2025, a subsidiary of the Group entered into a two-year bank revolving credit facility of RMB50 million and amended in June 2025 to increase the facility from RMB50 million to US$20 million, with an annual interest rate of 5.25% and carries a contractual maturity date of one year from the date of drawdown. During the year ended December 31, 2025, the Company drew down RMB70,218 in total. The revolving credit facility was secured by certificates of deposit pledged as collateral provided by Geerong Yunke. The carrying value of the certificates of deposit included in Restricted cash was RMB76,398 as of December 31, 2025. The borrowing was measured at amortized cost and the outstanding balance of loan principal and unpaid interest was nil and RMB70,401 as of December 31, 2024 and 2025, respectively.

In November 2025, Shanghai Jirongzhicheng, a wholly owned subsidiary of the Group, entered into an eight-year bank credit facility of RMB600 million with an interest rate of 3.5%, and fully drew down as of December 31, 2025. The facility was secured by the commercial property of Shanghai Jirongzhicheng. In addition, Geerong Yunke and Jiayin Technology provided guarantees for the Loan Facility in favor of the lenders. The net book value of the commercial property included in Property and equipment, net on the consolidated balance sheets was RMB1,282,535 as of December 31, 2025. The borrowing was measured at amortized cost and the outstanding balance was nil and RMB600,642 as of December 31, 2024 and 2025, respectively.

The contractual maturities of the Group’s bank borrowings as of December 31, 2025 were as follows:

Year Ending December 31,	Principal Amounts
2026	154,218
2027	84,000
2028	84,000
2029	84,000
2030	84,000
Thereafter	180,000
Total	670,218